Investments in affiliates - Equity Accounted Investments (Details) - Gemini - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2015	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Summary of financial information
Ownership (as a percent)	49.00%
Current assets		$ 8,469		$ 6,242
Non-current assets		70,042		69,740
Current liabilities		8,687		9,892
Non-current liabilities		44,865		$ 47,795
Net operating revenues		16,441	$ 7,451
Net income/(loss)		$ 6,664	$ (106)